Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2014
Collection Period Start	1-Nov-14	Distribution Date	15-Dec-14
Collection Period End	30-Nov-14	30/360 Days	30
Beg. of Interest Period	17-Nov-14	Actual/360 Days	28
End of Interest Period	15-Dec-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	309,951,503.07	275,320,883.72	0.3046878
Total Securities		903,616,273.65	309,951,503.07	275,320,883.72	0.3046878
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.254700%	196,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.580000%	214,000,000.00	66,335,229.42	31,704,610.07	0.1481524
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	34,630,619.35	32,062.03	161.8253241	0.1498226
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,630,619.35	87,562.03

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,959,782.79
Monthly Interest				1,401,827.28
Total Monthly Payments				5,361,610.07

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				263,066.82
Aggregate Sales Proceeds Advance				16,923,720.07
Total Advances				17,186,786.89

Vehicle Disposition Proceeds:
Reallocation Payments				17,147,326.00
Repurchase Payments				1,788,631.08
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,339,875.13
Excess Wear and Tear and Excess Mileage				208,814.94
Remaining Payoffs				0.00
Net Insurance Proceeds				280,157.75
Residual Value Surplus				434,937.85
Total Collections				51,748,139.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,482,912.52			657
Involuntary Repossession	140,754.00			12
Voluntary Repossession	79,254.00			6
Full Termination	7,429,153.48			469
Bankruptcy	15,252.00			1
Insurance Payoff		278,506.43		17
Customer Payoff			199,584.14	11
Grounding Dealer Payoff			7,100,117.51	397
Dealer Purchase			1,429,553.82	79
Total	17,147,326.00	278,506.43	8,729,255.47	1,649

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,071	346,593,839.85	7.00000%	309,951,503.07
Total Depreciation Received		(5,114,785.26)		(4,126,494.99)
Principal Amount of Gross Losses	(30)	(538,014.78)		(486,596.93)
Repurchase / Reallocation	(113)	(2,016,914.00)		(1,788,631.08)
Early Terminations	(627)	(11,625,453.31)		(10,337,789.32)
Scheduled Terminations	(1,117)	(20,780,140.14)		(17,891,107.03)
Pool Balance - End of Period	16,184	306,518,532.36		275,320,883.72

Remaining Pool Balance
Lease Payment				32,663,764.11
Residual Value				242,657,119.61
Total				275,320,883.72

III. DISTRIBUTIONS

Total Collections					51,748,139.71
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					51,748,139.71

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					199,294.85
3. Reimbursement of Sales Proceeds Advance					13,708,107.92
4. Servicing Fee:
Servicing Fee Due					258,292.92
Servicing Fee Paid					258,292.92
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					14,165,695.69

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					32,062.03

Class A-3 Notes Monthly Interest Paid					32,062.03
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	87,562.03
Total Note and Certificate Monthly Interest Paid	87,562.03
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,494,881.99

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,630,619.35

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,630,619.35
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,864,262.64

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,864,262.64
Gross Reserve Account Balance		16,418,506.74
Remaining Available Collections Released to Seller		2,864,262.64
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.22
Monthly Prepayment Speed		77%
Lifetime Prepayment Speed		81%

	$	units
Recoveries of Defaulted and Casualty Receivables	592,443.72
Securitization Value of Defaulted Receivables and Casualty Receivables	486,596.93	30
Aggregate Defaulted and Casualty Gain (Loss)	105,846.79
Pool Balance at Beginning of Collection Period	309,951,503.07
Net Loss Ratio	0.0341%

Cumulative Net Losses for all Periods	0.1842%	1,664,424.27

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,597,569.31	167
61-90 Days Delinquent	481,509.36	31
91-120+ Days Delinquent	193,018.68	12
Total Delinquent Receivables:	3,272,097.35	210
60+ Days Delinquencies as Percentage of Receivables	0.22%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,912,066.00	1126
Securitization Value	18,500,790.46
Aggregate Residual Gain (Loss)	(1,588,724.46)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	180,793,908.05	11,716
Cumulative Securitization Value	196,460,975.79
Cumulative Residual Gain (Loss)	(15,667,067.74)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		22,832,863.28
Reimbursement of Outstanding Advance		13,708,107.92
Additional Advances for current period		16,923,720.07
Ending Balance of Residual Advance		26,048,475.43

Beginning Balance of Payment Advance		486,897.79
Reimbursement of Outstanding Payment Advance		199,294.85
Additional Payment Advances for current period		263,066.82
Ending Balance of Payment Advance		550,669.76

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No